UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Sound Energy Partners, Inc.

Address:  354 Pequot Avenue
          Southport, Connecticut 06890


13F File Number: 028-11115

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Slavko Negulic
Title:  Chief Financial Officer
Phone:  (203) 254-4500


Signature, Place and Date of Signing:

/s/ Slavko Negulic            Southport, Connecticut        November 12, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                  2

Form 13F Information Table Entry Total:             108

Form 13F Information Table Value Total:             $1,227,492

                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number       Name

1.         028-13236                  Southport Energy Plus Partners, L.P.

2.         028-13524                  Southport Energy Plus Master Fund, L.P.


                                                    FORM 13F INFORMATION TABLE
                                                       September 30, 2010

COLUMN 1                   COLUMN  2           COLUMN 3     COLUMN 4     COLUMN 5        COLUMN 6     COLUMN 7        COLUMN 8

                                                             VALUE   SHRS OR  SH/ PUT/   INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS       CUSIP       (X$1000)  PRN AMT  PRN CALL   DISCRETION  MANAGERS    SOLE    SHARED NONE
ACTIVE POWER INC              COM              00504W100    3,093   2,325,300 SH        SHARED-DEFINED   1      2,325,300
ACTIVE POWER INC              COM              00504W100    3,014   2,266,168 SH        SHARED-DEFINED   2      2,266,168
ACTIVE POWER INC              COM              00504W100      984     740,019 SH        SOLE                      740,019
ADA ES INC                    COM              005208103      439      90,519 SH        SOLE                       90,519
ALPHA NATURAL RESOURCES INC   COM              02076X102    1,872      45,500 SH        SHARED-DEFINED   1         45,500
ALPHA NATURAL RESOURCES INC   COM              02076X102    1,827      44,400 SH        SHARED-DEFINED   2         44,400
ARCH COAL INC                 COM              039380100    1,843      69,000 SH        SHARED-DEFINED   1         69,000
ARCH COAL INC                 COM              039380100    1,795      67,200 SH        SHARED-DEFINED   2         67,200
BABCOCK & WILCOX CO NEW       COM              05615F102    6,041     283,903 SH        SHARED-DEFINED   1        283,903
BABCOCK & WILCOX CO NEW       COM              05615F102    5,890     276,770 SH        SHARED-DEFINED   2        276,770
BAKER HUGHES INC              COM              057224107   15,102     354,500 SH        SHARED-DEFINED   1        354,500
BAKER HUGHES INC              COM              057224107   14,718     345,500 SH        SHARED-DEFINED   2        345,500
BAKER HUGHES INC              COM              057224107   26,974     633,200     CALL  SHARED-DEFINED   1        633,200
BAKER HUGHES INC              COM              057224107   26,276     616,800     CALL  SHARED-DEFINED   2        616,800
BARRETT BILL CORP             COM              06846N104    5,465     151,800 SH        SHARED-DEFINED   1        151,800
BARRETT BILL CORP             COM              06846N104    5,335     148,200 SH        SHARED-DEFINED   2        148,200
CAMERON INTERNATIONAL CORP    COM              13342B105   25,334     589,700 SH        SHARED-DEFINED   1        589,700
CAMERON INTERNATIONAL CORP    COM              13342B105   24,689     574,700 SH        SHARED-DEFINED   2        574,700
CANADIAN NAT RES LTD          COM              136385101    2,121      61,300 SH        SHARED-DEFINED   1         61,300
CANADIAN NAT RES LTD          COM              136385101    2,062      59,600 SH        SHARED-DEFINED   2         59,600
CANADIAN SOLAR INC            COM              136635109      489      30,000 SH        SOLE                       30,000
CAPSTONE TURBINE CORP         COM              14067D102      604     782,814 SH        SOLE                      782,814
CHESAPEAKE ENERGY CORP        COM              165167107    3,441     151,900 SH        SHARED-DEFINED   1        151,900
CHESAPEAKE ENERGY CORP        COM              165167107    3,354     148,100 SH        SHARED-DEFINED   2        148,100
CMS ENERGY CORP               COM              125896100      287      15,900 SH        SHARED-DEFINED   1         15,900
CMS ENERGY CORP               COM              125896100      277      15,400 SH        SHARED-DEFINED   2         15,400
DARLING INTL INC              COM              237266101      352      41,265 SH        SOLE                       41,265
DENBURY RES INC               COM NEW          247916208      181      11,400 SH        SHARED-DEFINED   1         11,400
DENBURY RES INC               COM NEW          247916208      178      11,200 SH        SHARED-DEFINED   2         11,200
DEVON ENERGY CORP NEW         COM              25179M103   23,035     355,800 SH        SHARED-DEFINED   1        355,800
DEVON ENERGY CORP NEW         COM              25179M103   22,445     346,700 SH        SHARED-DEFINED   2        346,700
DIAMOND OFFSHORE DRILLING IN  COM              25271C102      732      10,800 SH        SHARED-DEFINED   1         10,800
DIAMOND OFFSHORE DRILLING IN  COM              25271C102      712      10,500 SH        SHARED-DEFINED   2         10,500
DIGI INTL INC                 COM              253798102      652      68,750 SH        SOLE                       68,750
ENERGY XXI (BERMUDA) LTD      USD UNRS SHS     G10082140    1,842      79,700 SH        SHARED-DEFINED   1         79,700
ENERGY XXI (BERMUDA) LTD      USD UNRS SHS     G10082140    1,796      77,700 SH        SHARED-DEFINED   2         77,700
ENERGYSOLUTIONS INC           COM              292756202   13,262   2,636,593 SH        SHARED-DEFINED   1      2,636,593
ENERGYSOLUTIONS INC           COM              292756202   12,925   2,569,500 SH        SHARED-DEFINED   2      2,569,500
ENERGYSOLUTIONS INC           COM              292756202    1,696     337,167 SH        SOLE                      337,167
EXCO RESOURCES INC            COM              269279402   11,463     770,900 SH        SHARED-DEFINED   1        770,900
EXCO RESOURCES INC            COM              269279402   11,174     751,400 SH        SHARED-DEFINED   2        751,400
EXXON MOBIL CORP              COM              30231G102    8,963     145,055 SH        SHARED-DEFINED   1        145,055
EXXON MOBIL CORP              COM              30231G102    8,735     141,360 SH        SHARED-DEFINED   2        141,360
FOREST OIL CORP               COM PAR $0.01    346091705   29,810   1,003,700 SH        SHARED-DEFINED   1      1,003,700
FOREST OIL CORP               COM PAR $0.02    346091705   29,046     978,000 SH        SHARED-DEFINED   2        978,000
FUELCELL ENERGY INC           COM              35952H106    1,082     879,711 SH        SHARED-DEFINED   1        879,711
FUELCELL ENERGY INC           COM              35952H106    1,054     857,288 SH        SHARED-DEFINED   2        857,288
GREEN PLAINS RENEWABLE ENERG  COM              393222104      274      22,600 SH        SOLE                       22,600
HALLIBURTON CO                COM              406216101   35,110   1,061,700 SH        SHARED-DEFINED   1      1,061,700
HALLIBURTON CO                COM              406216101   34,218   1,034,700 SH        SHARED-DEFINED   2      1,034,700
HEADWATERS INC                COM              42210P102       51      14,200 SH        SHARED-DEFINED   1         14,200
HEADWATERS INC                COM              42210P102       50      13,800 SH        SHARED-DEFINED   2         13,800
HEADWATERS INC                COM              42210P102      804     223,433 SH        SOLE                      223,433
HESS CORP                     COM              42809H107   31,239     528,400 SH        SHARED-DEFINED   1        528,400
HESS CORP                     COM              42809H107   30,447     515,000 SH        SHARED-DEFINED   2        515,000
MCDERMOTT INTL INC            COM              580037109    8,393     567,906 SH        SHARED-DEFINED   1        567,906
MCDERMOTT INTL INC            COM              580037109    8,180     553,440 SH        SHARED-DEFINED   2        553,440
MEMC ELECTR MATLS INC         COM              552715104    1,192     100,000     CALL  SOLE                      100,000
MURPHY OIL CORP               COM              626717102   31,121     502,600 SH        SHARED-DEFINED   1        502,600
MURPHY OIL CORP               COM              626717102   30,328     489,800 SH        SHARED-DEFINED   2        489,800
NATIONAL OILWELL VARCO INC    COM              637071101   21,701     488,000 SH        SHARED-DEFINED   1        488,000
NATIONAL OILWELL VARCO INC    COM              637071102   21,150     475,600 SH        SHARED-DEFINED   2        475,600
NEXXUS LIGHTING INC           COM              65338E105       44      20,454 SH        SOLE                       20,454
NOBLE CORPORATION BAAR        NAMEN -AKT       H5833N103    8,559     253,300     PUT   SHARED-DEFINED   1        253,300
NOBLE CORPORATION BAAR        NAMEN -AKT       H5833N103    8,336     246,700     PUT   SHARED-DEFINED   2        246,700
PETROHAWK ENERGY CORP         COM              716495106   18,056   1,118,700 SH        SHARED-DEFINED   1      1,118,700
PETROHAWK ENERGY CORP         COM              716495106   17,597   1,090,300 SH        SHARED-DEFINED   2      1,090,300
PLAINS EXPL& PRODTN CO        COM              726505100   32,900   1,233,600 SH        SHARED-DEFINED   1      1,233,600
PLAINS EXPL& PRODTN CO        COM              726505100   32,057   1,202,000 SH        SHARED-DEFINED   2      1,202,000
PRIDE INTL INC DEL            COM              74153Q102   28,032     952,500 SH        SHARED-DEFINED   1        952,500
PRIDE INTL INC DEL            COM              74153Q102   27,320     928,300 SH        SHARED-DEFINED   2        928,300
RENESOLA LTD                  SPONS ADS        75971T103    1,756     140,500     CALL  SOLE                      140,500
SANDRIDGE ENERGY INC          COM              80007P307   34,115   6,006,200 SH        SHARED-DEFINED   1      6,006,200
SANDRIDGE ENERGY INC          COM              80007P307   33,240   5,852,000 SH        SHARED-DEFINED   2      5,852,000
SCHLUMBERGER LTD              COM              806857108   30,817     500,200 SH        SHARED-DEFINED   1        500,200
SCHLUMBERGER LTD              COM              806857108   30,029     487,400 SH        SHARED-DEFINED   2        487,400
SCHLUMBERGER LTD              COM              806857108   15,606     253,300     CALL  SHARED-DEFINED   1        253,300
SCHLUMBERGER LTD              COM              806857108   15,199     246,700     CALL  SHARED-DEFINED   2        246,700
SOUTHWESTERN ENERGY CO        COM              845467109    1,144      34,200 SH        SHARED-DEFINED   1         34,200
SOUTHWESTERN ENERGY CO        COM              845467109    1,117      33,400 SH        SHARED-DEFINED   2         33,400
SPDR GOLD TRUST               GOLD SHS         78463V107      972       7,600 SH        SHARED-DEFINED   1          7,600
SPDR GOLD TRUST               GOLD SHS         78463V107      947       7,400 SH        SHARED-DEFINED   2          7,400
SPDR S&P 500 ETF TR           TR UNIT          78462F103  105,033     920,300 SH        SHARED-DEFINED   1        920,300
SPDR S&P 500 ETF TR           TR UNIT          78462F103      571       5,000 SH        SOLE                        5,000
SPDR S&P 500 ETF TR           TR UNIT          78462F103    5,707      50,000     PUT   SOLE                       50,000
SUNCOR ENERGY INC NEW         COM              867224107   13,218     406,100 SH        SHARED-DEFINED   1        406,100
SUNCOR ENERGY INC NEW         COM              867224107   12,877     395,600 SH        SHARED-DEFINED   2        395,600
SUNPOWER CORP                 COM CL A         867652109   15,905   1,104,500 SH        SHARED-DEFINED   1      1,104,500
SUNPOWER CORP                 COM CL A         867652109   15,495   1,076,039 SH        SHARED-DEFINED   2      1,076,039
SUNPOWER CORP                 COM CL A         867652109    1,194      82,914 SH        SOLE                       82,914
SUNPOWER CORP                 COM CL A         867652109    2,640     183,300     PUT   SOLE                      183,300
SUNPOWER CORP                 DBCV 4.750% 4/1  867652AC3    3,024   3,282,000 PRN       SHARED-DEFINED   1      3,282,000
SUNPOWER CORP                 DBCV 4.750% 4/1  867652AC3    2,311   2,509,000 PRN       SHARED-DEFINED   2      2,509,000
SUNPOWER CORP                 DBCV 4.750% 4/1  867652AC3      192     209,000 PRN       SOLE                      209,000
SUNPOWER CORP                 COM CL B         867652307    4,085     294,700 SH        SHARED-DEFINED   1        294,700
SUNPOWER CORP                 COM CL B         867652307    3,982     287,300 SH        SHARED-DEFINED   2        287,300
SUNPOWER CORP                 COM CL B         867652307    1,141      82,347 SH        SOLE                       82,347
TELVENT GIT SA                SHS              E90215109    1,454      64,289 SH        SOLE                       64,289
TRANSOCEAN LTD                REG SHS          H8817H100   11,141     173,293 SH        SHARED-DEFINED   1        173,293
TRANSOCEAN LTD                REG SHS          H8817H100   10,852     168,794 SH        SHARED-DEFINED   2        168,794
TRINA SOLAR LIMITED           SPON ADR         89628E104      999      33,100 SH        SOLE                       33,100
TRINA SOLAR LIMITED           SPON ADR         89628E104    1,509      50,000     PUT   SOLE                       50,000
WALTER ENERGY INC             COM              93317Q105    1,471      18,100 SH        SHARED-DEFINED   1         18,100
WALTER ENERGY INC             COM              93317Q105    1,439      17,700 SH        SHARED-DEFINED   2         17,700
WEATHERFORD INTERNATIONAL LT  REG              H27013103   26,529   1,551,400 SH        SHARED-DEFINED   1      1,551,400
WEATHERFORD INTERNATIONAL LT  REG              H27013103   25,853   1,511,900 SH        SHARED-DEFINED   2      1,511,900
WILLBROS GROUP INC DEL        COM              969203108    1,168     127,400 SH        SHARED-DEFINED   1        127,400
WILLBROS GROUP INC DEL        COM              969203108    1,140     124,300 SH        SHARED-DEFINED   2        124,300

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